SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
Schedule of stock purchase warrants activity

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at December 31, 2020	827,164	$45.8
Expired	(209,887)	$71.9
Outstanding at December 31, 2021	617,277	$36.9
Outstanding at December 31, 2022	617,277	$36.9
Expired	(617,277)	$36.9
Outstanding at December 31, 2023	—	$—